Consolidated Statement of Shareholders' Equity (Parenthetical) (USD $)	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Common Stock, $1 Par Value - Par Value	$ 1	$ 1
Shares Issued at End of Year	401,779,152	423,875,260
Treasury Stock, Shares at End of Year	10,409,268	14,564,637
Common Stock, $1 Par Value
Shares Issued at Beginning of Year	423,875,260	421,791,009	439,340,851
Issuance of shares for conversion of debt - shares issued	0	0	74,089
Retirement of treasury shares - shares retired	(25,000,000)	0	(25,000,000)
Issuance of shares upon exercise of warrants - shares issued	0	0	3,307,170
Issuance of shares under employees' and directors' stock plans - shares issued	2,903,892	2,084,251	4,068,899
Shares Issued at End of Year	401,779,152	423,875,260	421,791,009
Treasury Stock
Treasury Stock, Shares at Beginning of Year	14,564,637	3,825,245	24,102,880
Retirement of treasury shares - shares retired	(25,000,000)	0	(25,000,000)
Purchases of company stock - shares purchased	20,687,916	10,463,757	4,273,950
Shares received for exercise of warrants - shares received			280,540
Activity under employees' and directors' stock plans - shares received	156,715	275,635	167,875
Treasury Stock, Shares at End of Year	10,409,268	14,564,637	3,825,245